PROMISSORY NOTES - Schedule of Promissory Notes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short Term Debt [Line Items]
Promissory Notes, net of discount	$ 193,200	$ 1,092,771
Promissory Note One | Unsecured Debt
Short Term Debt [Line Items]
Principal Balance, beginning	494,437	494,437
New principal	0	0
Notes assigned	(494,437)
Notes exchanged	0	0
Principal Balance, ending	0	494,437
Less: remaining discount	0	0
Promissory Notes, net of discount	0	494,437
Promissory Note Two | Unsecured Debt
Short Term Debt [Line Items]
Principal Balance, beginning	615,000	850,000
New principal	35,000	615,000
Notes assigned	(650,000)
Notes exchanged	0	(850,000)
Principal Balance, ending	0	615,000
Less: remaining discount	0	(16,666)
Promissory Notes, net of discount	0	598,334
Promissory Note BD1
Short Term Debt [Line Items]
Principal Balance, beginning	0	0
New principal	0	0
Notes assigned	1,144,437
Notes exchanged	(1,144,437)	0
Principal Balance, ending	0	0
Less: remaining discount	0	0
Promissory Notes, net of discount	0	0
SBA | Unsecured Debt
Short Term Debt [Line Items]
Principal Balance, beginning	0	0
New principal	193,200	0
Notes assigned	0
Notes exchanged	0	0
Principal Balance, ending	193,200	0
Less: remaining discount	0	0
Promissory Notes, net of discount	193,200	0
Promissory Note | Unsecured Debt
Short Term Debt [Line Items]
Principal Balance, beginning	1,109,437	1,344,437
New principal	228,200	615,000
Notes assigned	0
Notes exchanged	(1,144,437)	(850,000)
Principal Balance, ending	193,200	1,109,437
Less: remaining discount	0	(16,666)
Promissory Notes, net of discount	$ 193,200	$ 1,092,771